Loans Payable - Schedule of continuity of loans payable (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Disclosure of detailed information about borrowings [line items]
Less: Current portion	$ (1,492)	$ (2,788)
Non-current portion	11,185	10,400
Boden Technologies AB [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	13,188	13,078
Interest	223	397
Repayment	(1,420)
Foreign exchange movement	686	(287)
Ending balance	12,677	$ 13,188
Less: Current portion	(1,492)
Non-current portion	$ 11,185